CASH FLOW FROM OPERATING ACTIVITIES AND NON-CASH ITEMS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
(Loss)/Profit before income taxation	$ 480,854	$ 402,605	$ 260,778
Adjustments for:
Depreciation and amortization	182,900	175,343	150,902
Movement in discounting provision on TVA (Note 3)	(1,103)	6,804
Recycling of permanent losses on available-for-sale asset	0	1,600	(561)
Unwinding of rehabilitation provision	1,386	1,070	1,397
Cash flows from (used in) operations before changes in working capital	698,987	617,980	398,474
Effects of changes in operating working capital items
- Trade and other payables	7,402	14,577	6,220
Cash generated from operations	691,346	565,032	410,432
Kibali Jersey Limited [Member]
(Loss)/Profit before income taxation	(40,349)	26,728	155,825
Adjustments for:
Interest received (Note 6)	(4,147)	(4,735)	(4,818)
Finance cost (Note 6)	4,949	4,949	4,992
Share of profits of equity accounted joint venture	113	129	268
Depreciation and amortization	264,415	210,925	192,509
Foreign exchange loss	38,469	36,134	0
Movement in discounting provision on TVA (Note 3)	1,552	5,281	(192)
Recycling of permanent losses on available-for-sale asset	(33)	13	(29)
Unwinding of rehabilitation provision	529	349	384
Cash flows from (used in) operations before changes in working capital	275,930	282,041	351,768
Effects of changes in operating working capital items
- Receivables	(69,741)	(29,287)	(7,122)
- Inventories	30,266	5,484	12,565
- Trade and other payables	(11,026)	14,712	12,447
Cash generated from operations	$ 225,429	$ 272,950	$ 369,658